MONEY MARKET PORTFOLIOS

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES, SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED DECEMBER 13, 2017 TO

THE PROSPECTUS AND SAI, EACH DATED APRIL 1, 2017, AS SUPPLEMENTED

As of November 28, 2017, the Government Assets Portfolio was reorganized into the U.S. Government Portfolio. All references to the Government Assets Portfolio in the Prospectus and SAI are hereby deleted.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT MM (12/17)